Financial risk management - financial assets and liabilities by contractual term (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 43,679,493	R$ 35,089,947
Financial liabilities by contractual term	37,826,082	27,338,716
Cash and cash equivalents	1,331,648	500,446	R$ 2,154,687	R$ 3,114,789
Amounts due from financial institutions	4,258,856	2,051,862
Compulsory deposits at Central Bank of Brazil	2,854,778	2,399,488
Securities	12,448,565	12,757,687
Loans and advances to customers, net of provisions for expected loss	21,379,916	16,535,430
Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	15,334,456	10,129,377
Financial liabilities by contractual term	23,933,985	16,779,088
Securities	666,788
3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	6,188,509	4,071,173
Financial liabilities by contractual term	1,274,589	10,372,022
Securities	272,489
1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	5,905,796	4,937,273
Financial liabilities by contractual term	12,600,817	187,607
Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		15,952,124
Financial liabilities by contractual term		0
Securities	6,945,519
Liabilities with financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	7,906,897	5,341,464
Liabilities with financial institutions | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	7,906,897	5,306,020
Liabilities with financial institutions | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	0	35,444
Liabilities with customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	23,642,804	18,333,543
Liabilities with customer | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	14,873,030	11,360,378
Liabilities with customer | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	849,420	6,956,400
Liabilities with customer | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	7,920,354	16,765
Liabilities with customer | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term		0
Securities issued
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	6,202,165	3,572,093
Securities issued | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,149,070	112,591
Securities issued | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	421,032	3,349,639
Securities issued | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,632,063	109,863
Securities issued | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term		0
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	37,768	66,545
Derivatives | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	0
Derivatives | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	0	29,452
Derivatives | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	37,768	37,093
Derivatives | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term		0
Long-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	36,448	25,071
Long-term borrowings | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,988	99
Long-term borrowings | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	4,137	1,087
Long-term borrowings | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	10,632	23,886
Long-term borrowings | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term		0
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,331,648	500,446
Cash and cash equivalents | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,331,648	500,446
Compulsory deposits at Banco Central do Brasil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,854,778	2,399,488
Compulsory deposits at Banco Central do Brasil | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,854,778	2,399,488
Amounts due from financial institution
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,258,856	2,051,862
Amounts due from financial institution | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,258,856	2,051,862
Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,448,565	12,757,687
Securities		12,757,687
Securities [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	666,788	474,509
Securities		474,509
Securities [Member] | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	272,489	203,017
Securities		203,017
Securities [Member] | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,563,769	3,593,103
Securities [Member] | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		8,487,058
Securities		8,487,058
Derivative financial instruments [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		86,948
Derivative financial instruments [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		86,948
Loans and advances to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	22,698,328	17,216,362
Loans and advances to customers | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	6,222,386	4,616,124
Loans and advances to customers | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	5,916,020	3,868,156
Loans and advances to customers | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	1,254,709	1,267,016
Loans and advances to customers | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		7,465,066
Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	87,318	77,154
Other assets [member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	0	0
Other assets [member] | 3 months to 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	0	0
Other assets [member] | 1 year to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 87,318	77,154
Other assets [member] | Above 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		R$ 0